UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ------------------

Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :       (   )  is a restatement.
                                          (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TIFF Advisory Services, Inc.
              (formerly known as Foundation Advisers, Inc.)
              -------------------------

Address:      590 Peter Jefferson Parkway, Suite 250
              --------------------------------------

              Charlottesville, VA  22911
              --------------------------

Form 13F File Number: 028-06313
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Tina Leiter
          -----------

Title:    Secretary, TIFF Advisory Services, Inc.
          --------------------------------------------

Phone:    434-817-8200
          ------------


Signature, Place, and Date of Signing:

/s/ Tina Leiter                      Charlottesville, VA      November 12, 2004
----------------                     -------------------     ----------------
(Signature)                           (City, State)           (Date)

Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               7
                                                --

Form 13F Information Table Entry Total:         27
                                                --

Form 13F Information Table Value Total:    $22,907,125.55
                                           --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson + Johnson + Ortiz, LP - 028-05508
K.G. Redding - 028-10835
Marathon Asset Management LLP - 028-03743
Martingale Asset Management, L.P. - 028-04632
Shapiro Capital Management Company, Inc. - 028-04097
Wellington Management Company, LLP - 028-04557
Westport Asset Management, Inc. - 028-04441


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

Item 1:                Item 2:   Item 3:     Item 4:        Item 5:                     Item 6:                     Item 7:
------                 ------    -------     -------        -------                     -------                     ------

                       Title                 Fair Market    Shares or            Investment Discretion
                       -----                 -----------    ---------            ---------------------
Name Of Issuer         of Class  CUSIP       Value          Principal Amt.   (a)Sole  (b)Shared  (c)Shared Other    Managers
--------------         --------  -----       -----          --------------   ------   --------   ---------------    --------

Alcoa, Inc.            COM       013817101   $923,725.00    27,500.00                   X
Alltel Corp.           COM       020039103   $878,560.00    16,000.00                   X
American Express Co.   COM       025816109   $885,112.00    17,200.00                   X
Anheuser-Busch         COM       035229103   $854,145.00    17,100.00                   X
 Companies, Inc.
Banco Santander Chile  COM       05965X109   $357,632.00    12,800.00                   X
 SA, ADR
Bank of America Corp.  COM       060505104   $905,597.00    20,900.00                   X
Boeing Co.             COM       097023105   $913,674.00    17,700.00                   X
Chevron Texaco Corp.   COM       166764100   $1,040,616.00  19,400.00                   X
Chunghwa Telecom Co.,  COM       17133Q205   $487,797.00    27,700.00                   X
 Ltd., ADR
General Electric Co.   COM       369604103   $973,820.00    29,000.00                   X
ICICI Bank, Ltd.,      COM       45104G104   $691,380.00    50,100.00                   X
 Sponsored ADR
International Paper Co.COM       460146103   $836,487.00    20,700.00                   X
Intuit, Inc.           COM       461202103   $935,240.00    20,600.00                   X
JP Morgan Chase & Co.  COM       46625H100   $901,871.00    22,700.00                   X
MBNA Corp.             COM       55262L100   $889,560.00    35,300.00                   X
Mellon Financial Corp. COM       58551A108   $855,621.00    30,900.00                   X
Microsoft Corp.        COM       594918104   $976,045.00    35,300.00                   X
Morgan Stanley         COM       617446448   $823,310.00    16,700.00                   X
Oracle Corp.           COM       68389X105   $791,856.00    70,200.00                   X
POSCO, ADR             COM       693483109   $908,513.55    24,003.00                   X
Public Service
 Enterprise Group, Inc.COM       744573106   $771,060.00    18,100.00                   X
SLM Corp.              COM       78442P106   $1,025,800.00  23,000.00                   X
The HCA, Inc.          COM       404119109   $888,895.00    23,300.00                   X
Limited Brands, Inc.      COM       532716107   $913,890.00    41,000.00                X
Viacom, Inc., Class B  COM       925524308   $818,864.00    24,400.00                   X
Votorantim Celulose e  COM       92906P106   $846,475.00    24,500.00                   X
 Papel SA, ADR
Wyeth Corp.            COM       983024100   $811,580.00    21,700.00                   X



Item 1:                                Item 8:
------                                 -------

                                       Voting Auth.
                                       ------------
Name Of Issuer             (a) Sole  (b) Shared  ( c) None
--------------             --------  ----------  --------

Alcoa, Inc.                  X
Alltel Corp                  X
American Express Co.         X
Anheuser-Busch
 Companies, Inc.             X
Banco Santander              X
 Chile SA, ADR
Bank of America Corp.        X
Boeing Co.                   X
Chevron Texaco Corp.         X
Chunghwa Telecom Co.,        X
 Ltd ADR
General Electric Co.         X
ICICI Bank, Ltd.,            X
 Sponsored ADR
International Paper Co.      X
Intuit, Inc.                 X
JP Morgan Chase & Co.        X
MBNA                         X
Mellon Financial Corp        X
Microsoft Corp.              X
Morgan Stanley               X
Oracle Corp                  X
POSCO, ADR                   X
Public Service
Enterprise Group, Inc.       X
SLM Corp.                    X
HCA, Inc.                    X
Limited Brands, Inc.         X
Viacom, Inc., Class B        X
Votorantim Celulose          X
 e Papel SA, ADR
Wyeth Corp.                  X

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